Nonvested Shares Activity (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Nonvested shares, beginning balance (shares)	208,608	180,025	180,025	164,358
Granted during the period (shares)	111,420	36,960	58,560	17,965
Vested during the period (shares)	(20,157)	(28,697)	(29,977)	(2,298)
Nonvested shares, ending balance (shares)	299,871	188,288	208,608	180,025
Weighted Average Grant Date Price
Nonvested shares, beginning balance (usd per share)	$ 17.07	$ 15.64	$ 15.64	$ 15.30
Granted during the period (usd per share)	$ 28.38	$ 20.31	$ 20.31	$ 17.19
Vested during the period (usd per share)	$ 13.54	$ 14.72	$ 14.76	$ 3.75
Nonvested shares, ending balance (usd per share)	$ 21.86	$ 16.70	$ 17.07	$ 15.64